Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss Per Share
21.
LOSS PER SHARE

	For the Years Ended December 31,
	2022	2021	2020
Net (loss) for the period attributable to Oculis shareholders - in CHF thousands	(38,698)	(18,552)	(14,873)
Loss per share
Basic and diluted loss for the period attributable to equity holders - in CHF	(12.94)	(6.68)	(5.77)
Weighted-average number of shares used to compute loss per share basic and diluted	2,989,434	2,777,589	2,579,385

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive securities, including (i) share options and (ii) restricted stock awards subject to repurchase, as the inclusion of these awards would have been anti-dilutive.

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Share options issued and outstanding	1,542,108	1,127,585	976,220
Restricted stock subject to repurchase	221,204	416,883	179,608
Total	1,763,312	1,544,468	1,155,828